GENERAL (Details) - USD ($) $ in Thousands	Sep. 09, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Business Acquisition [Line Items]
Working capital, net		$ (334)	$ 0	$ (221)
Property and equipment		1,239	0	565
Other intangible assets		2,098	0	190
Goodwill		(6,070)	0	288
Payables for acquisition of investments in subsidiaries		496	0	0
Fair values of assets acquired and liabilities, Net		$ (8,531)	$ 0	$ (688)
Global Telematics [Member]
Business Acquisition [Line Items]
Working capital, net	$ 221
Property and equipment	565
Other intangible assets	190
Gain from a bargain purchase	(288)
Fair values of assets acquired and liabilities, Net	688
Global Telematics [Member] | Subsidiary [Member]
Business Acquisition [Line Items]
Working capital, net	334
Property and equipment	1,239
Other intangible assets	2,100
Goodwill	6,068
Deferred taxes	(714)
Payables for acquisition of investments in subsidiaries	(496)
Fair values of assets acquired and liabilities, Net	$ 8,531